Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Badger Meter, Inc.
Entity Central Index Key	0000009092
Amendment Flag	false
EBP 009
Document Information [Line Items]
Document Type	11-K
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	Badger Meter, Inc.
Entity Central Index Key	0000009092
Amendment Flag	false